Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	281,529,717.45	18,089
Yield Supplement Overcollateralization Amount 01/31/17	6,931,244.81	0
Receivables Balance 01/31/17	288,460,962.26	18,089
Principal Payments	11,403,239.72	470
Defaulted Receivables	687,694.22	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	6,517,616.60	0
Pool Balance at 02/28/17	269,852,411.72	17,577

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	36.70%

Prepayment ABS Speed	1.30%

Overcollateralization Target Amount	12,143,358.53
Actual Overcollateralization	12,143,358.53

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	43.05

Delinquent Receivables:
Past Due 31-60 days	4,685,253.96	273
Past Due 61-90 days	1,464,516.96	81
Past Due 91-120 days	329,196.04	17
Past Due 121+ days	0.00	0
Total	6,478,966.96	371

Total 31+ Delinquent as % Ending Pool Balance	2.40%

Recoveries	411,663.74

Aggregate Net Losses/(Gains) - February 2017	276,030.48

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.15%
Prior Net Losses Ratio	0.82%
Second Prior Net Losses Ratio	1.13%
Third Prior Net Losses Ratio	1.24%
Four Month Average	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.21%

Flow of Funds	$ Amount

Collections	12,734,991.36
Advances	(10,572.70)
Investment Earnings on Cash Accounts	5,203.77
Servicing Fee	(240,384.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,489,238.29

Distributions of Available Funds
(1) Class A Interest	312,530.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,151,826.97
(7) Distribution to Certificateholders	999,704.08
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,489,238.29

Servicing Fee	240,384.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 02/15/17	268,860,880.16
Principal Paid	11,151,826.97
Note Balance @ 03/15/17	257,709,053.19

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2a
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2b
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-3
Note Balance @ 02/15/17	169,640,880.16
Principal Paid	11,151,826.97
Note Balance @ 03/15/17	158,489,053.19
Note Factor @ 03/15/17	77.6907123%

Class A-4
Note Balance @ 02/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	84,410,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	14,810,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	337,707.24
Total Principal Paid	11,151,826.97
Total Paid	11,489,534.21

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.77000%
Coupon	1.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	189,432.32
Principal Paid	11,151,826.97
Total Paid to A-3 Holders	11,341,259.29

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4781899
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7908682
Total Distribution Amount	16.2690581

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9285898
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.6658185
Total A-3 Distribution Amount	55.5944083

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/17	70,350.10
Balance as of 02/28/17	59,777.40
Change	(10,572.70)

Reserve Account
Balance as of 02/15/17	1,806,189.65
Investment Earnings	646.36
Investment Earnings Paid	(646.36)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65